Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Awards Committee, created by the Board, consists of one director, and has authority to grant certain equity awards under the Employee Plan and to make corrections to awards approved by the Compensation and Leadership Development Committee, to the extent the Awards Committee determines that corrections are necessary or appropriate to carry out the Compensation and Leadership Development Committee’s intentions. At this time, the Awards Committee consists of James E. Davis.

The Awards Committee is authorized to grant the full range of awards that can be issued under the Employee Plan. There are, however, significant limits on awards that the Awards Committee may grant. These include: (i) a prohibition on awards to executive officers; (ii) a prohibition on awards to any individual whose base salary exceeds a threshold amount; (iii) an annual limit on awards granted to any individual; and (iv) an annual limit on aggregate awards granted. It is expected that the Awards Committee will approve awards from time to time as it determines appropriate, and that the awards will be issued for, among other purposes, new hires, promoted employees, employee retention and special recognition awards, including for high-performing employees who generally are not eligible for annual equity awards. The Awards Committee regularly reports to the Compensation and Leadership Development Committee awards granted by, and corrections made by, the Awards Committee. In 2024, 3,261 stock options, 1,005 performance shares, and 25,758 RSUs were granted by the Awards Committee.

It has been the practice of both the Compensation and Leadership Development Committee and the Awards Committee to make annual equity grants at approximately the same time every year, which is shortly after we announce our prior year’s full-year earnings. The Compensation and Leadership Development Committee and the Awards Committee may also make equity grants to new hires and promoted employees, and other grants in special cases, from time to time as appropriate.

Neither the Compensation and Leadership Development Committee nor the Awards Committee take into account material non-public information in determining the timing and terms of equity-based awards, except that if we determine that we are in possession of material non-public information on an anticipated grant date, the relevant committee may delay the grant until a determination is made that we are no longer in possession of material non-public information. In addition, we do not schedule the disclosure of material non-public information for the purpose of affecting the value of executive compensation. During fiscal year 2024, none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports.

Award Timing Method

The Awards Committee is authorized to grant the full range of awards that can be issued under the Employee Plan. There are, however, significant limits on awards that the Awards Committee may grant. These include: (i) a prohibition on awards to executive officers; (ii) a prohibition on awards to any individual whose base salary exceeds a threshold amount; (iii) an annual limit on awards granted to any individual; and (iv) an annual limit on aggregate awards granted. It is expected that the Awards Committee will approve awards from time to time as it determines appropriate, and that the awards will be issued for, among other purposes, new hires, promoted employees, employee retention and special recognition awards, including for high-performing employees who generally are not eligible for annual equity awards. The Awards Committee regularly reports to the Compensation and Leadership Development Committee awards granted by, and corrections made by, the Awards Committee. In 2024, 3,261 stock options, 1,005 performance shares, and 25,758 RSUs were granted by the Awards Committee.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

Neither the Compensation and Leadership Development Committee nor the Awards Committee take into account material non-public information in determining the timing and terms of equity-based awards, except that if we determine that we are in possession of material non-public information on an anticipated grant date, the relevant committee may delay the grant until a determination is made that we are no longer in possession of material non-public information. In addition, we do not schedule the disclosure of material non-public information for the purpose of affecting the value of executive compensation. During fiscal year 2024, none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports.